CommonStock (Details Narrative) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Share Value	$ 136,048	$ 136,048
Common Stock [Member]
Founder Shares-2			6,500,000
Par Value Common Stock [Member]
Founder Shares-2			250,000
Par Value Stock Paid [Member]
Share Value			250
Founder Shares 2 [Member]
Founder Shares-2			3,000,000
Acquisition Shares [Member]
Founder Shares-2			342,000
Services Shares [Member]
Founder Shares-2	450,000
Invesstor Shares [Member]
Share Value	$ 94,500
Marketing Shares [Member]
Founder Shares-2	215,000